Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests	€ 40	€ 25
Amortization of intangible assets	(1,087)	(777)
Impairment of intangible assets	(1,031)	(210)
Fair value remeasurement of contingent consideration	(37)	(61)
Restructuring costs and similar items	(563)	(430)
Other gains and losses, and litigation	(95)	(57)
Operating income	3,168	3,759
Financial expenses	(465)	(361)
Financial income	137	184
Income before tax and investments accounted for using the equity method	2,840	3,582
Amlitelimab asset
Disclosure of operating segments [Line Items]
Impairment of intangible assets	(952)
Operating segments
Disclosure of operating segments [Line Items]
Business operating income	6,258	5,363
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method	(74)	(77)
Net income attributable to non-controlling interests	7	8
Amortization of intangible assets	(1,087)	(777)
Impairment of intangible assets	(1,031)	(210)
Fair value remeasurement of contingent consideration	(37)	(61)
Expense arising from the impact of acquisitions on inventories	(210)	0
Restructuring costs and similar items	(563)	(430)
Other gains and losses, and litigation	€ (95)	€ (57)